UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Quarter Ended:  March 31, 2009

Check here if Amendment [X]; Amendment Number: 1
This Amendment (check only one.):
[ ] is a restatement.
[X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Oak Hill Investment Management, L.P.
Address:  2775 Sand Hill Road, Suite 240
          Menlo Park, California 94025

Form 13F File Number:  028-13369

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information and contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:     Jack A. Muhlbeier
Title:    Vice President of General Partner
Phone:    817/390-8400

Signature, Place, and Date of Signing:

/s/ Jack A. Muhlbeier   Fort Worth, Texas      February 16, 2010

Report Type (Check only one.):

[X]   13F HOLDINGS REPORT.

[ ]   13F NOTICE.

[ ]   13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   11

Form 13F Information Table Value Total:   $5,662 (thousands)


List of Other Included Managers:
NONE

FORM 13F INFORMATION TABLE




 NAME OF ISSUER         TITLE OF CLASS           CUSIP          VALUE    SHRS/ PRN   SH/  PUT/CLL INVSTMNT OTHER VOTING AUTHORITY
                                                              (x$1000)       AMT     PRN          DISCRETN MGRS  SOLE  SHRD  NONE
BARRETT BILL CORP            COM               06846N104         225       10125     SH           Sole          10125
CENTENNIAL COMMUNCTNS CORP N CL A NEW          15133V208         669       81025     SH           Sole          81025
H & E EQUIPMENT SERVICES INC COM               404030108        1863      284429     SH           Sole         284429
MEDASSETS INC                COM               584045108         654       45920     SH           Sole          45920
MELLANOX TECHNOLOGIES LTD    SHS               M51363113         175       20956     SH           Sole          20956
NETEZZA CORP                 COM               64111N101         187       27450     SH           Sole          27450
PACKAGING CORP AMER          COM               695156109         257       19750     SH           Sole          19750
PHARMASSET INC               COM               71715N106         116       11829     SH           Sole          11829
PROS HOLDINGS INC            COM               74346Y103         150       32364     SH           Sole          32364
TRANSDIGM GROUP INC          COM               893641100        1092       33250     SH           Sole          33250
UNIVERSAL AMERICAN CORP      COM               913377107         274       32353     SH           Sole          32353



